S-K 1602, SPAC Registered Offerings	Nov. 19, 2025 USD ($)
SPAC Offering Prospectus Summary [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
De-SPAC Consummation Timeframe, How Extended [Text Block]	We have until the date that is 24 months from the closing of this offering or until such earlier liquidation date as our board of directors may approve, to consummate our initial business combination. If we anticipate that we may be unable to consummate our initial business combination within such 24-month period, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination.
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	If we anticipate that we may be unable to consummate our initial business combination within such 24-month period, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination.
De-SPAC Consummation Timeframe, Extension Failure, Consequences to Sponsor [Text Block]	If we seek shareholder approval for an extension, holders of public shares will be offered an opportunity to redeem their shares, regardless of whether they abstain, vote for, or against, the proposed extension, at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (which interest shall be net of taxes paid or payable (excluding any 1% U.S. federal excise tax on stock repurchases under the Inflation Reduction Act of 2022, or similar tax, that is imposed on us, if any)), divided by the number of then issued and outstanding public shares, subject to applicable law.
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]	If we are unable to complete our initial business combination within 24 months from the closing of this offering, or by such earlier liquidation date as our board of directors may approve, or we do not otherwise seek shareholder approval to amend our amended and restated memorandum and articles of association to further extend the time to complete our business combination, we will redeem 100% of the public shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (which interest shall be net of taxes paid or payable (excluding any 1% U.S. federal excise tax on stock repurchases under the Inflation Reduction Act of 2022, or similar tax, that is imposed on us, if any) and up to $100,000 of interest to pay liquidation expenses), divided by the number of then issued and outstanding public shares, subject to applicable law and certain conditions as further described herein.

SPAC, Trust or Escrow Account, Material Terms [Text Block]

Nasdaq rules provide that at least 90% of the gross proceeds from this offering and the sale of the private placement warrants be deposited in a trust account. Of the $308,000,000 in gross proceeds we receive from this offering and the sale of the private placement warrants described in this prospectus, or $353,000,000 if the underwriters’ over-allotment option is exercised in full, $300,000,000, or $345,000,000 if the underwriters’ over-allotment option is exercised in full, will be deposited into a trust account in the United States with Continental Stock Transfer & Trust Company acting as trustee, after deducting $6,000,000 in the aggregate in underwriting discounts and commissions payable upon the closing of this offering and an aggregate of $2,000,000 to pay fees and expenses in connection with the closing of this offering and for working capital following the closing of this offering. The proceeds held in the trust account will initially be invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations and/or held as cash or cash items (including in demand deposit accounts); the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended business combination. To mitigate the risk that we might be deemed to be an investment company for purposes of the Investment Company Act, which risk increases the longer that we hold investments in the trust account, we may, at any time (based on our management team’s ongoing assessment of all factors related to our potential status under the Investment Company Act), instruct the trustee to liquidate the investments held in the trust account and instead to hold the funds in the trust account in cash or in an interest bearing demand deposit account at a bank. We expect that the interest earned on the trust account will be sufficient to pay our taxes. We will not be permitted to withdraw any of the principal or interest held in the trust account, except for the withdrawal of interest to pay our taxes (excluding any Excise Tax, or similar tax, imposed on us) and up to $100,000 to pay liquidation expenses, as applicable, if any, until the earliest of (i) the completion of our initial business combination, (ii) the redemption of our public shares if we are unable to complete our initial business combination within the completion window, subject to applicable law, or (iii) the redemption of our public shares properly submitted in connection with a shareholder vote to approve an amendment to our amended and restated memorandum and articles of association (A) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we have not consummated our initial business combination within the completion window or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial business combination activity.

The net proceeds released to us from the trust account upon the closing of our initial business combination may be used as consideration to pay the sellers of a target business with which we complete our initial business combination. If our initial business combination is paid for using equity or debt securities, or not all of the funds released from the trust account are used for payment of the consideration in connection with our initial business combination, we may use the balance of the cash released from the trust account following the closing for general corporate purposes, including for maintenance or expansion of operations of the post-transaction company, the payment of principal or interest due on indebtedness incurred in completing our initial business combination, to fund the purchase of other companies or for working capital. There is no limitation on our ability to raise funds through the issuance of equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop arrangements we may enter into following consummation of this offering. However, our amended and restated memorandum and articles of association provides that, following this offering and prior to the consummation of our initial business combination, except in connection with the conversion of Class B ordinary shares into Class A ordinary shares where the holders of such shares have waived any rights to receive funds from the trust account, we will be prohibited from issuing additional securities that would entitle the holders thereof to (i) receive funds from the trust account or (ii) vote as a class with public shares on any initial business combination.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 308,000,000
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]

Moreover, we may need to obtain additional financing to complete our initial business combination, either because the transaction requires more cash than is available from the proceeds held in our trust account or because we become obligated to redeem a significant number of our public shares upon completion of the business combination, in which case we may issue additional securities or incur debt in connection with such business combination. In addition, we intend to target businesses with enterprise values that are greater than we could acquire with the net proceeds of this offering and the sale of the private placement warrants, and, as a result, if the cash portion of the purchase price exceeds the amount available from the trust account, net of amounts needed to satisfy any redemptions by public shareholders, we may be required to seek additional financing to complete such proposed initial business combination. We may also obtain financing prior to the closing of our initial business combination to fund our working capital needs and transaction costs in connection with our search for and completion of our initial business combination. There is no limitation on our ability to raise funds through the issuance of equity or equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop agreements we may enter into following consummation of this offering.

Subject to compliance with applicable securities laws, we would only complete such financing simultaneously with the completion of our initial business combination. If we are unable to complete our initial business combination because we do not have sufficient funds available to us, we will be forced to liquidate the trust account. In addition, following our initial business combination, if cash on hand is insufficient, we may need to obtain additional financing in order to meet our obligations. For more information also see “The Offering — Limited payments to insiders” and “The Offering — Additional financing” as well as “Risk Factors — Risks Relating to our Search for, and Consummation of, or Inability to Consummate, a Business Combination — We may issue additional Class A ordinary shares or preference shares to complete our initial business combination or under an employee incentive plan after completion of our initial business combination. We may also issue Class A ordinary shares upon the conversion of the Class B ordinary shares at a ratio greater than one-to-one at the time of our initial business combination as a result of the anti-dilution provisions contained therein. Any such issuances would dilute the interest of our shareholders and likely present other risks,” “Risk Factors — Risks Relating to our Search for, and Consummation of, or Inability to Consummate, a Business Combination — We may issue shares to investors in connection with our initial business combination at a price which is less than $10.00 or the prevailing market price of our shares at that time, which could dilute the interests of our existing shareholders and add costs” or “Risk Factors — Risks Relating to our Search for, and Consummation of, or Inability to Consummate, a Business Combination — We may issue notes or other debt, or otherwise incur substantial debt, to complete a business combination, which may adversely affect our leverage and financial condition and thus negatively impact the value of our shareholders’ investment in us.”

SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Business Combination Criteria and Strategy

Business Strategy

While we may pursue an initial business combination opportunity in any industry or sector, our primary focus is on identifying and acquiring a company operating at the infrastructure layer of the blockchain and digital asset ecosystem. This includes crypto infrastructure platforms, decentralized coordination tools, Web3 middleware, asset tokenization rails, and other foundational protocols of decentralized economies. While we are not prescriptive on size, we expect our most likely targets to have enterprise values exceeding $1 billion.

We believe the global economy is undergoing a fundamental transformation in how trust, value, and computation are intermediated. This shift is being driven by open-source cryptographic networks and decentralized coordination technologies that enable programmable, non-custodial financial and data systems. Our strategy centers on acquiring a company that enables or extends this emerging paradigm — through permissionless market access, composable software primitives, scalable validator infrastructure, or secure, decentralized value transfer across users, institutions, and machines. We intend to prioritize acquisition targets that are developing flexible, foundational systems that make it easier for people and organizations to interact and transact on blockchains without central gatekeepers, and that enable a wide range of practical uses for digital assets. We also intend to prioritize acquisition targets that demonstrate the technical, operational, and governance maturity seen in leading decentralized projects, such as Uniswap and Arbitrum, which adhere to high operational and accounting standards comparable to those of established public companies.

Sourcing Advantage

Meshflow Acquisition Corp. is led by a team with deep expertise in the design, deployment, and commercialization of crypto infrastructure. Our Chief Executive Officer and Chief Financial Officer, Bartosz Lipinski, is a seasoned engineer and entrepreneur. At Solana Labs, he led development of core NFT standards and co-launched Metaplex, now the dominant NFT protocol on Solana. He is also the co-founder and CEO of Cube Exchange, an institutional-grade trading platform built on multi-party computation (“MPC”) architecture that merges centralized performance with decentralized custody principles.

Our leadership maintains extensive networks across core stakeholder categories, including Layer 1 protocol engineers, validator node operators, regulatory advisors, Web3-native venture capital firms (“VCs”), compliance counsel, and smart contract security firms. We believe this embedded connectivity will provide differentiated access to high-quality deal flow and enable sophisticated diligence of projects that are technically credible, strategically positioned, and well-aligned for public markets.

Acquisition Criteria

We intend to focus on businesses that meet several or all of the following criteria:

•        Infrastructure Focus:    Core enablers of protocol scalability, including validator software, modular execution environments, smart contract toolkits, ZK frameworks, or staking orchestration services.

•        Regulatory Resilience:    Architected to align with U.S. securities laws, including avoidance of security token classification and clear separation of token governance and equity.

•        Usage and Adoption:    Demonstrated traction through transaction throughput, validator activity, developer integrations, and active on-chain governance.

•        Revenue Model:    Sustainable fee-based or incentive-driven revenue generation, including staking margins, protocol-level fees, or infrastructure-as-a-service contracts.

•        Team Quality:    Proven leadership in engineering, protocol security, and ecosystem development, with a history of successful open-source project execution.

•        Public-Market Fit:    Clear rationale for becoming a public entity, such as strategic roll-up potential, institutional onboarding, or global compliance readiness.

These criteria are not intended to be exhaustive. Any evaluation relating to the merits of a particular initial business combination may be based, to the extent relevant, on these general guidelines as well as on other considerations, factors and criteria that our management and sponsor may deem relevant. In the event that we decide to enter into our initial business combination with a target business that does not meet the above criteria and guidelines, we will disclose that the target business does not meet the above criteria in our shareholder communications related to our initial business combination, which, as discussed in this prospectus, would be in the form of proxy materials or tender offer documents, as applicable, that we would file with the SEC.

We are not prohibited from pursuing an initial business combination with a business combination target that is affiliated with our sponsor, officers, directors or advisors (or their respective affiliates or related entities) or making the acquisition through a joint venture or other form of shared ownership with our sponsor, officers, directors or advisors (or their respective affiliates or related entities). In the event that we seek to complete our initial business combination with a company that is affiliated with our sponsor, officers or directors (or their respective affiliates or related entities), we, or a committee of independent directors, will obtain an opinion from an independent investment banking firm which is a member of FINRA or a valuation or appraisal firm stating that the consideration to be paid by us in such an initial business combination is fair to our company from a financial point of view. We are not required to obtain such an opinion in any other context.

Our Acquisition Process

Execution Strategy

We intend to execute a disciplined, research-driven diligence process informed by our technical, legal, and market expertise. Our methodology includes:

•        Comprehensive analysis of protocol telemetry and tokenomics:    transaction patterns, validator dispersion, incentive design, and economic security models.

•        Full technical audit:    whitepaper review, security disclosures, development cadence, open-source transparency, and smart contract architecture.

•        Regulatory and legal review:    assessment of token classification under U.S. and international law, analysis of structural exposure to the Investment Act of 1940, as amended, and evaluation of know your client and anti-money laundering compliance infrastructure.

•        Ecosystem and governance review:    engagement with developers, contributors, investors, and regulatory partners to assess alignment, integrity, and operational readiness.

•        Public-market readiness analysis:    evaluation of the strategic and operational advantages of a public listing, including balance sheet flexibility, institutional access, and market signaling.

We expect to serve as a strategic and technical partner to our business combination target. Our role will include helping the company transition from operating solely under the rules and processes of its blockchain network to meeting the regulatory and other requirements applicable to public companies, including internal controls, financial reporting, and corporate governance.

In evaluating a prospective target business, we expect to conduct a due diligence review which may encompass, among other things, meetings with incumbent management and employees, document reviews, interviews of customers and suppliers, inspection of facilities, as applicable, as well as a review of financial, operational, clinical, legal and other information about the target and its industry which will be made available to us. If we determine to move forward with a particular target, we will proceed to structure and negotiate the terms of the business combination transaction.

The time required to select and evaluate a target business and to structure and complete our initial business combination, and the costs associated with this process, are not currently ascertainable with any degree of certainty. Any costs incurred with respect to the identification and evaluation of, and negotiation with, a prospective target business with which our initial business combination is not ultimately completed will result in our incurring losses and will reduce the funds available for us to use to complete another business combination.

SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Conflicts of Interest

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

•        duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

•        duty to not improperly fetter the exercise of future discretion;

•        duty to exercise authority for the purpose for which it is conferred and a duty to exercise powers fairly as between different sections of shareholders;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge, skill and experience of that director.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position at the expense of the company. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the amended and restated memorandum and articles of association or alternatively by shareholder approval at general meetings. Any of our officers or directors may in the future have additional, fiduciary, contractual or other obligations or duties to one or more other entities pursuant to which such officer or director will be required to present a business combination opportunity to such entities. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such other entity, subject to their fiduciary duties under Cayman Islands law. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by applicable law: (i) no individual serving as a director or an officer, among other persons, shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us, and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which (a) may be a corporate opportunity for any director or officer, on the one hand, and us, on the other or (b) the presentation of which would breach an existing legal obligation of a director or officer to any other entity.

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual(1)	Entity	Entity’s Business	Affiliation
Bartosz Lipiński	Cube Exchange	Hybrid Digital Asset Marketplace	Co-Founder, Chief Executive Officer, Director
	B&J Studios	Blockchain Development Platform	Co-Founder, Director
	Elmnts Group Inc.	Investment Platform	Director
	B+J Capital Group LLC	Investment Company	Manager
	Imperial Labs Pte.	Software Development	Director
	Raindrop Studios Inc.	Software Development	Co-Founder and Director
Alex Dymala-Dolesky	Uranium Digital	Trading Platform	Chief Executive Officer
	Takara Ventures Ltd.	Venture Capital	Director
Patrick Daugherty	Foley & Lardner LLP	Law Firm	Partner
Renata Szkoda	Scout Group LLC	Data Management Software	Chief Financial Officer
	Athena Bitcoin Global	Trading Platform	Director
Ryan Shea	Render Foundation	Computing	Advisor
	Nation Builders, Inc.	Construction Management	Director
Tal Broda	—	—	—

____________

(1)      Each individual listed has a fiduciary duty with respect to each of the listed entities opposite from his/her name.

In addition, our sponsor and our officers and directors may sponsor or form other special purpose acquisition companies similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. As a result, our sponsor, officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other special purpose acquisition company with which they may become involved. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination. In our post-IPO discussions with any potential targets our management team and our sponsor will ensure that the target has a clear understanding that it will transact with us and with no other special purpose acquisition company that may be sponsored by our management team.

Potential investors should also be aware of the following other potential conflicts of interest:

•        Our officers and directors are not required to, and will not, commit their full time to our affairs, which may result in a conflict of interest in allocating their time between our operations and our search for a business combination and their other businesses. We do not intend to have any full-time employees prior to the completion of our initial business combination. Each of our officers is engaged in several other business endeavors for which he may be entitled to substantial compensation, and our officers are not obligated to contribute any specific number of hours per week to our affairs.

•        Our initial shareholders purchased founder shares prior to the date of this prospectus and our sponsor will purchase private placement warrants in a transaction that will close simultaneously with the closing of this offering. In connection with their receipt of founder shares and/or private placement warrants and their appointment as directors and/or officers, as applicable, our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares and public shares in connection with the completion of our initial business combination for no additional consideration. Additionally, our sponsor, officers and directors have agreed to waive their rights to liquidating distributions from the trust account with respect to their founder shares if we fail to complete our initial business combination within the prescribed time frame, although they will be entitled to liquidating distributions from assets outside the trust account. If we do not complete our initial business combination within the prescribed time frame, the private placement warrants will expire worthless. Furthermore, our sponsor, officers and directors have agreed not to transfer, assign or sell any of their founder shares and any Class A ordinary shares issuable upon conversion thereof until the earlier to occur of: (i) one year after the completion of our initial business combination and (ii) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property. Notwithstanding the foregoing, if the last sale price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination, the founder shares will be released from the lockup. The private placement warrants (including the Class A ordinary shares issuable upon exercise of the private placement warrants) will not be transferable until 30 days following the completion of our initial business combination. Because each of our officers and director nominees will own ordinary shares or warrants directly or indirectly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

•        Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.

•        Our sponsor paid only a nominal aggregate purchase price of $25,000 for the founder shares, or approximately $0.003 per share. Accordingly, our management team, which owns interests in our sponsor, may be more willing to pursue a business combination with a riskier or less-established target business than would be the case if our sponsor had paid the same per share price for the founder shares as our public shareholders paid for their public shares.

•        Our sponsor has agreed to loan us up to $300,000 to be used for a portion of the expenses of this offering. In connection with the offering or in the event our sponsor or members of our management team provide additional loans to us to finance transaction costs and/or incur expenses on our behalf in connection with an initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination.

•        Our officers, independent directors, advisors or their affiliates may be paid consulting, success, or finder fees upon the successful completion of our initial business combination as described under “— Limited payments to insiders”.

•        In the event that we seek to complete our initial business combination with a company that is affiliated with our sponsor, officers or directors (or their respective affiliates or related entities), we, or a committee of independent directors, will obtain an opinion from an independent investment banking firm which is a member of FINRA or a valuation or appraisal firm stating that the consideration to be paid by us in such an initial business combination is fair to our company from a financial point of view. We are not required to obtain such an opinion in any other context.

Members of our management team may directly or indirectly own our founders shares, Class A ordinary shares and/or private placement warrants following this offering, and, accordingly, may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination. In particular, because the founder shares were purchased at approximately $0.003 per share, the holders of our founder shares (including members of our management team that directly or indirectly own founder shares) could make a substantial profit after our initial business combination even if our public shareholders lose money on their investment as a result of a decrease in the post-combination value of their ordinary shares (after accounting for any adjustments in connection with an exchange or other transaction contemplated by the business combination).

We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor, officers, directors or advisors (or their respective affiliates or related entities). In the event that we seek to complete our initial business combination with a company that is affiliated (as defined in our amended and restated memorandum and articles of association) with our sponsor, officers, directors or advisors (or their respective affiliates or related entities), we, or a committee of independent directors, will obtain an opinion from an independent investment banking firm which is a member of FINRA or a valuation or appraisal firm stating that the consideration to be paid by us in such an initial business combination is fair to our company from a financial point of view. We are not required to obtain such an opinion in any other context.

Prior to or in connection with the completion of our initial business combination, there may be payment by the company to our officers, independent directors, advisors, or their respective affiliates, of a finder’s fee, advisory fee, consulting fee or success fee for any services they render in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account.

We cannot assure you that any of the above-mentioned conflicts will be resolved in our favor.

In the event that we submit our initial business combination to our public shareholders for a vote, our sponsor, officers and directors have agreed to vote their founder shares, and they and the other members of our management team have agreed to vote their founder shares and any shares purchased during or after the offering in favor of our initial business combination (including any proposals recommended by the Company’s board of directors in connection with such business combination) (except with respect to any public shares which may not be voted in favor of approving the business combination transaction in accordance with the requirements of Rule 14e-5 under the Exchange Act and any SEC interpretations or guidance relating thereto).

SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]
As of July 31, 2025
Offering Price of $10.00	25% of Maximum Redemption (assumes 7,500,000 or 8,625,000 public shares redeemed)		50% of Maximum Redemption (assumes 15,000,000 or 17,250,000 public shares redeemed)		75% of Maximum Redemption (assumes 22,500,000 or 25,875,000 public shares redeemed)		Maximum Redemption (assumes 30,000,000 or 34,500,000 public shares redeemed)
Adjusted NTBVS	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.69	$7.11	$2.89	$6.15	$3.85	$4.22	$5.78	$(1.56)	$11.56
Assuming No Exercise of Over-Allotment Option
$7.70	$7.13	$2.87	$6.17	$3.83	$4.26	$5.74	$(1.48)	$11.48

SPAC Offering Forepart, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates, assuming the underwriters’ over-allotment option is not exercised:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Meshflow Acquisition Sponsor LLC	6,955,000 Class B Ordinary Shares(1) (which include anti-dilution adjustments as described in “— Founder shares conversion and anti-dilution rights”)(2)	$25,000 (approximately $0.003 per share)
Meshflow Acquisition Sponsor LLC	3,333,333 private placement warrants to be purchased simultaneously with the closing of this offering	$5,000,000 ($1.50 per private placement warrant)
Ryan Shea, Renata Szkoda, Patrick Dougherty and Tal Broda, our independent director nominees	30,000 Class B Ordinary Shares for each independent director (which include anti-dilution adjustments as described in “— Founder shares conversion and anti-dilution rights”)(2)	$90 (approximately $0.003 per share)
Alex Dymala-Dolesky, our Chief Strategy Officer	300,000 Class B Ordinary Shares (which include anti-dilution adjustments as described in “— Founder shares conversion and anti-dilution rights”)(2)	$900 (approximately $0.003 per share)
Meshflow Acquisition Sponsor LLC	Up to $20,000 per month, commencing on the first date on which our securities are listed on the Nasdaq	Office space, secretarial and administrative services provided to members of our management team
Meshflow Acquisition Sponsor LLC	Repayment in cash	Up to $300,000 of loans made to us to cover offering related and organizational expenses
Meshflow Acquisition Sponsor LLC, officers, directors, or their respective affiliates	Repayment in cash or in private placement warrants at a conversion price of $1.50 per warrant

Working capital loans to finance transaction costs in connection with an initial business combination. Up to $1,500,000 of such loans may be converted at the option of the lender into private placement warrants at a conversion price of $1.50 per warrant

Meshflow Acquisition Sponsor LLC, officers, directors, or their respective affiliates	Reimbursement for any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination	Expenses incurred in connection with identifying, investigating, negotiating and completing an initial business combination
Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Meshflow Acquisition Sponsor LLC, officers, directors, or their respective affiliates	Payment of consulting, success or finder’s fees in connection with completing an initial business combination

Any services in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account

We may engage our sponsor or an affiliate of our sponsor as an advisor or otherwise in connection with our initial business combination and certain other transactions and pay such person or entity a salary or fee in an amount that constitutes a market standard for comparable transactions

(1)      Assumes surrender of 1,125,000 founder shares. Up to 1,125,000 founder shares held by certain of our initial shareholders will be surrendered to us for no consideration depending on the extent to which the underwriters’ over-allotment option is exercised.

(2)      As described in the section titled “The Offering — Founder shares conversion and anti-dilution rights,” the Class B ordinary shares and Class A ordinary shares issuable in connection with the conversion of the founder shares may result in material dilution to our public shareholders due to the nominal price of $0.003 per founder share at which our sponsor purchased the founder shares and/or the anti-dilution rights of our Class B ordinary shares that may result in an issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion. Further, if we increase or decrease the size of the offering, we will effect a share capitalization or a share repurchase or redemption or other appropriate mechanism, as applicable, with respect to our Class B ordinary shares immediately prior to the consummation of this offering in such amount as to maintain the number of founder shares at 20% of our issued and outstanding ordinary shares upon the consummation of this offering (excluding the Class A ordinary shares underlying the private placement warrants issued to the sponsor and the underwriters). Such adjustment may result in material dilution to our public shareholders. Our sponsor, directors and officers and their affiliates may receive additional compensation and/or may be issued additional securities in connection with an initial business combination, including securities that may result in material dilution to public shareholders. For more information also see the section titled “The Offering — Payments to insiders” and “The Offering — Additional financing.” For more information on the dilutive effect of the founder shares and the Class A ordinary shares issuable in connection with the conversion of the Class B ordinary shares, see the section titled “Risk Factors — Risks Relating to our Search for, and Consummation of, or Inability to Consummate, a Business Combination — We may issue additional Class A ordinary shares or preference shares to complete our initial business combination or under an employee incentive plan after completion of our initial business combination. We may also issue Class A ordinary shares upon the conversion of the Class B ordinary shares at a ratio greater than one-to-one at the time of our initial business combination as a result of the anti-dilution provisions contained therein. Any such issuances would dilute the interest of our shareholders and likely present other risks”, “Risk Factors — Risks Relating to our Securities — The nominal purchase price paid by our initial shareholders for the founder shares may result in significant dilution to the implied value of your public shares upon the consummation of our initial business combination, and our initial shareholders are likely to make a substantial profit on its investment in us in the event we consummate an initial business combination, even if the business combination causes the trading price of our ordinary shares to materially decline”, and “— Risks Relating to our Securities — Our initial shareholders paid an aggregate of $25,000, or approximately $0.003 per founder share and, accordingly, you will experience immediate and substantial dilution from the purchase of our Class A ordinary shares”.

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates, assuming the underwriters’ over-allotment option is not exercised:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Meshflow Acquisition Sponsor LLC	6,955,000 Class B Ordinary Shares(1) (which include anti-dilution adjustments as described in “— Founder shares conversion and anti-dilution rights”)(2)	$25,000 (approximately $0.003 per share)

Ryan Shea, Renata Szkoda, Patrick Dougherty and Tal Broda, our independent director nominees	30,000 Class B Ordinary Shares for each independent director (which include anti-dilution adjustments as described in “— Founder shares conversion and anti-dilution rights”)(2)	$90 (approximately $0.003 per share)
Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Alex Dymala-Dolesky, our Chief Strategy Officer	300,000 Class B Ordinary Shares (which include anti-dilution adjustments as described in “— Founder shares conversion and anti-dilution rights”)(2)	$900 (approximately $0.003 per share)

Meshflow Acquisition Sponsor LLC	3,333,333 private placement warrants to be purchased simultaneously with the closing of this offering	$5,000,000 ($1.50 per private placement warrant)

Meshflow Acquisition Sponsor LLC	Up to $20,000 per month, commencing on the first date on which our securities are listed on the Nasdaq	Office space, secretarial and administrative services provided to members of our management team

Meshflow Acquisition Sponsor LLC	Repayment in cash	Up to $300,000 of loans made to us to cover offering related and organizational expenses

Meshflow Acquisition Sponsor LLC, officers, directors, or their respective affiliates	Repayment in cash or in private placement warrants at a conversion price of $1.50 per warrant

Working capital loans to finance transaction costs in connection with an initial business combination. Up to $1,500,000 of such loans may be converted at the option of the lender into private placement warrants at a conversion price of $1.50 per warrant

Meshflow Acquisition Sponsor LLC, officers, directors, or their respective affiliates	Reimbursement for any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination	Expenses incurred in connection with identifying, investigating, negotiating and completing an initial business combination

Meshflow Acquisition Sponsor LLC, officers, directors, or their respective affiliates	Payment of consulting, success or finder’s fees in connection with completing an initial business combination

Any services in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account

We may engage our sponsor or an affiliate of our sponsor as an advisor or otherwise in connection with our initial business combination and certain other transactions and pay such person or entity a salary or fee in an amount that constitutes a market standard for comparable transactions

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

The difference between the public offering price per Class A ordinary share and Adjusted NTBVPS, on a pro forma basis to give effect to this offering and the issuance of the private placement warrants, assuming no exercise of the over-allotment option and exercise of the over-allotment option in full, constitutes the dilution to investors in this offering. Adjusted NTBVPS is determined by dividing our net tangible book value, which is our total tangible assets less total liabilities (including the value of Class A ordinary shares which may be redeemed for cash), as adjusted to reflect various potential redemption levels that may occur in connection with the closing of our initial business combination, by the number of Class A ordinary shares issued and outstanding.

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the NTBVPS was calculated as follows:

	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit before this offering	—	—	—	—	—	—	—	—	—	—
Increase attributable to public shareholders	7.70	7.69	7.13	7.11	6.17	6.15	4.26	4.22	(1.48)	(1.56)
Pro forma net tangible book value after this offering and the sale of the private placement warrants	7.70	7.69	7.13	7.11	6.17	6.15	4.26	4.22	(1.48)	(1.56)
Dilution to public shareholders	$2.30	$2.31	$2.87	$2.89	$3.83	$3.85	$5.74	$5.78	$11.48	$11.56
Percentage of dilution to public shareholders	23.0%	23.1%	28.7%	28.9%	38.3%	38.5%	57.4%	57.8%	114.8%	115.6%

Numerator
Net tangible book deficit before this offering	(12,606)	(12,606)	(12,606)	(12,606)	(12,606)	(12,606)	(12,606)	(12,606)	(12,606)	(12,606)
Net proceeds from this offering and the sale of the private placement warrants(1)	301,250,000	346,250,000	301,250,000	346,250,000	301,250,000	346,250,000	301,250,000	346,250,000	301,250,000	346,250,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	18,600	18,600	18,600	18,600	18,600	18,600	18,600	18,600	18,600	18,600
Less: Deferred underwriting commissions(1)	(12,000,000)	(14,700,000)	(12,000,000)	(14,700,000)	(12,000,000)	(14,700,000)	(12,000,000)	(14,700,000)	(12,000,000)	(14,700,000)
Less: overallotment liability	(384,300)	—	(384,300)	—	(384,300)	—	(384,300)	—	(384,300)	—
Less: Amounts paid for redemptions	—	—	(75,000,000)	(86,250,000)	(150,000,000)	(172,500,000)	(225,000,000)	(258,750,000)	(300,000,000)	(345,000,000)
	288,871,694	331,555,994	213,871,694	245,305,994	138,871,694	159,055,994	63,871,694	72,805,994	(11,128,306)	(13,444,006)

Denominator
Ordinary shares outstanding prior to this offering	8,625,000	8,625,000	8,625,000	8,625,000	8,625,000	8,625,000	8,625,000	8,625,000	8,625,000	8,625,000
Ordinary shares forfeited if overallotment is not exercised	(1,125,000)	—	(1,125,000)	—	(1,125,000)	—	(1,125,000)	—	(1,125,000)	—
Ordinary shares offered to public	30,000,000	34,500,000	30,000,000	34,500,000	30,000,000	34,500,000	30,000,000	34,500,000	30,000,000	34,500,000
Less Ordinary shares redeemed	—	—	(7,500,000)	(8,625,000)	(15,000,000)	(17,250,000)	(22,500,000)	(25,875,000)	(30,000,000)	(34,500,000)
	37,500,000	43,125,000	30,000,000	34,500,000	22,500,000	25,875,000	15,000,000	17,250,000	7,500,000	8,625,000